UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3070

Hilliard-Lyons Government Fund, Inc.

(Exact name of registrant as specified in charter)

500 W. Jefferson St.

Louisville, Kentucky 40202-2823

(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.

Hilliard-Lyons Government Fund, Inc.

P.O. Box 32760

Louisville, Kentucky 40232-2760

(Name and address of agent for service)

Registrant’s telephone number, including area code: 502-588-8400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form
N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HILLIARD-LYONS GOVERNMENT FUND, INC.

SCHEDULE OF INVESTMENTS

(UNAUDITED)

May 31, 2007

Principal Amount		Cash Equivalent Yield	Maturity Date	Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES* --100.3%**

$40,000,000	Federal Home Loan Bank Discount Note	5.256%	06/01/07	$ 40,000,000
1,718,000	Federal Home Loan Bank Discount Note	5.253	06/01/07	1,718,000
40,000,000	Federal Farm Credit Bank Discount Note	5.169	06/04/07	39,983,017
25,000,000	Federal Farm Credit Bank Discount Note	5.167	06/05/07	24,985,889
30,000,000	Federal Home Loan Bank Discount Note	5.285	06/06/07	29,978,625
20,000,000	Federal Farm Credit Bank Discount Note	5.142	06/07/07	19,983,000
40,000,000	Federal Home Loan Bank Discount Note	5.280	06/08/07	39,960,061
40,000,000	Federal Home Loan Bank Discount Note	5.164	06/11/07	39,943,889
35,000,000	Federal Home Loan Bank Discount Note	5.210	06/12/07	34,945,458
35,000,000	Federal Home Loan Bank Discount Note	5.202	06/13/07	34,940,150
29,000,000	Federal Home Loan Bank Discount Note	5.219	06/14/07	28,946,696
28,574,000	Federal Home Loan Bank Discount Note	5.285	06/15/07	28,517,161
20,000,000	Federal Farm Credit Bank Discount Note	5.175	06/18/07	19,951,928
35,000,000	Federal Farm Credit Bank Discount Note	5.218	06/19/07	34,911,100
40,000,000	Federal Home Loan Bank Discount Note	5.259	06/20/07	39,891,806
20,000,000	Federal Home Loan Bank Discount Note	5.238	06/21/07	19,943,667
30,000,000	Federal Home Loan Bank Discount Note	5.228	06/22/07	29,910,487
25,000,000	Federal Farm Credit Bank Discount Note	5.247	06/25/07	24,914,833
40,000,000	Federal Farm Credit Bank Discount Note	5.212	06/26/07	39,858,611
35,000,000	Federal Home Loan Bank Discount Note	5.228	06/27/07	34,870,451
40,000,000	Federal Home Loan Bank Discount Note	5.487	06/28/07	39,847,600
40,000,000	Federal Home Loan Bank Discount Note	5.197	06/29/07	39,840,400
20,000,000	Federal Farm Credit Bank Discount Note	5.432	07/02/07	19,912,339
20,000,000	Federal Home Loan Bank Discount Note	5.245	07/03/07	19,909,333
35,000,000	Federal Home Loan Bank Discount Note	5.197	07/05/07	34,830,756
30,000,000	Federal Home Loan Bank Discount Note	5.218	07/06/07	29,850,667
30,000,000	Federal Home Loan Bank Discount Note	5.230	07/09/07	29,838,817
25,000,000	Federal Home Loan Bank Discount Note	5.217	07/10/07	24,861,875
30,000,000	Federal Farm Credit Bank Discount Note	5.218	07/11/07	29,831,000
25,000,000	Federal Home Loan Bank Discount Note	5.250	07/12/07	24,855,931
25,000,000	Federal Home Loan Bank Discount Note	5.238	07/13/07	24,850,667
30,000,000	Federal Farm Credit Bank Discount Note	5.296	07/16/07	29,809,500
25,000,000	Federal Home Loan Bank Discount Note	5.264	07/17/07	24,836,764
40,000,000	Federal Home Loan Bank Discount Note	5.270	07/18/07	39,732,622
19,189,000	Federal Farm Credit Bank Discount Note	5.227	07/19/07	19,058,643
30,000,000	Federal Home Loan Bank Discount Note	5.422	07/20/07	29,791,342
40,000,000	Federal Home Loan Bank Discount Note	5.228	07/23/07	39,705,911
30,000,000	Federal Home Loan Bank Discount Note	5.216	07/25/07	29,770,050
30,000,000	Federal Home Loan Bank Discount Note	5.254	07/27/07	29,761,533
37,000,000	Federal Farm Credit Bank Discount Note	5.262	07/30/07	36,691,954

HILLIARD-LYONS GOVERNMENT FUND, INC.

SCHEDULE OF INVESTMENTS – continued

(UNAUDITED)

May 31, 2007

Principal Amount		Cash Equivalent Yield	Maturity Date	Value

$30,000,000	Federal Home Loan Bank Discount Note	5.274%	07/31/07	$ 29,746,000
35,000,000	Federal Home Loan Bank Discount Note	5.275	08/01/07	34,699,914
40,000,000	Federal Home Loan Bank Discount Note	5.279	08/03/07	39,642,300
40,000,000	Federal Home Loan Bank Discount Note	5.275	08/08/07	39,618,067
30,000,000	Federal Farm Credit Bank Discount Note	5.262	08/10/07	29,701,917
35,000,000	Federal Home Loan Bank Discount Note	5.268	08/15/07	34,627,396
25,000,000	Federal Home Loan Bank Discount Note	5.275	08/17/07	24,728,896
17,000,000	Federal Home Loan Bank Discount Note	5.275	08/17/07	16,814,558
30,000,000	Federal Home Loan Bank Discount Note	5.261	08/22/07	29,650,133
20,000,000	Federal Home Loan Bank Discount Note	5.275	08/24/07	19,760,833
40,000,000	Federal Home Loan Bank Discount Note	5.264	08/29/07	39,492,700
25,000,000	Federal Home Loan Bank Discount Note	5.275	08/31/07	24,680,868

	TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
	(at amortized cost – $1,568,906,115)			1,568,906,115

	TOTAL INVESTMENTS - 100.3%
	(at amortized cost – $1,568,906,115***)			1,568,906,115

	OTHER ASSETS LESS LIABILITIES - (0.3%)			(4,103,295)

	NET ASSETS - 100.0%			$1,564,802,820

*	Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.

**	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

***	Also represents cost for federal income tax purposes.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those disclosure controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Hilliard-Lyons Government Fund, Inc.

By (Signature and Title)    /s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr., President

(principal executive officer)

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Dianna P. Wengler

Dianna P. Wengler, Senior Vice President and Treasurer

(principal financial officer)

Date: June 29, 2007

By (Signature and Title)    /s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr., President

(principal executive officer)

Date: June 29, 2007